COMMITMENTS	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
COMMITMENTS

10. Commitments and Contingencies

(a)Equilibrium Transaction

On March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement (the “MIPSA”) with Equilibrium that was entered into in December 2020, pursuant to which it purchased from Equilibrium 100% of its membership interests in its subsidiary, Morehead Farm LLC. The purchase price for Morehead Farm LLC (“Morehead Farm”) was $125,000 which was equal to a multiple of Equilibrium’s cost to acquire, develop and construct the Morehead Facility.

At closing, Morehead Farm LLC, which owns the Morehead facility, became a wholly owned subsidiary of the Company. Concurrent with the closing of the MIPSA the Master Lease Agreement that the Company had entered into on May 13, 2019 with Morehead Farm LLC to lease the Morehead facility and ancillary agreements related thereto, were terminated. As a result, the closing date balances of $66,504 for the financing obligation related to construction in progress assets and $58,496 for the finance lease liability related to the completed portion of the Morehead facility were settled and de-recognized from the Company’s unaudited condensed consolidated balance sheet.

(b)Other Leases

The Company’s other lease portfolio is primarily comprised of operating leases for offices. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on whether the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. Leases are classified as operating or finance leases at the commencement date of the lease.

Operating lease right-of-use assets, net and liabilities are recognized within the condensed consolidated balance sheets based on the present value of lease payments over the lease term. As the implicit rate is generally not readily determinable for most leases, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the estimated rate of interest that the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Leases may include renewal options, and the renewal option is included in the lease term if the Company concludes that it is reasonably certain that the option will be exercised. A certain number of the Company’s leases contain rent escalation clauses, either fixed or adjusted periodically for inflation of market rates, that are factored into the calculation of lease payments to the extent they are fixed and determinable at lease inception.

For the period ended March 31, 2021 and 2020 the Company recognized $97 and $14, respectively, of operating lease expense in selling, general and administrative expense (“SG&A”) within the unaudited condensed consolidated statement of operations and comprehensive loss.

The future minimum rental payments required under the leases for each year of the next five years and in the aggregate thereafter are as follows:

Operating leases
Remainder of 2021	$319
2022	426
2023	415
2024	368
2025	355
2026 and thereafter	729
Total minimum payments required	2,612
Less: imputed interest costs(1)	(462)
Present value of net minimum lease payments(2)	$2,150
Weighted-average imputed interest rate	6.32%
Weighted-average remaining lease term	6.3

(1)Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.

(2)Included in the unaudited condensed consolidated balance sheet as of March 31, 2021 as current and non-current lease liability of $300 and $1,850, respectively.

	Period Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$52	$10
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$735	$30

(c)     Agreements with Dalsem

The Company entered into agreements with Dalsem Greenhouse Technology, B.V. (“Dalsem”) for the construction of new CEA facilities in Richmond, Kentucky and Berea, Kentucky on November 20, 2020 and December 11, 2020, respectively. Under terms of the agreements, Dalsem will provide certain services related to the design, engineering, procurement, construction, startup and testing of a greenhouse and certain ancillary facilities at each site. Total costs under the agreements are based on actual costs incurred by Dalsem and payments are due upon the completion of certain established project milestones, with a portion of each payment due in Euros and a portion due in U.S. dollars. Either party is entitled to terminate the agreements upon the occurrence of certain events of default and the Company is entitled to terminate the agreements if Dalsem fails to meet certain performance requirements. The Company may also terminate the agreements without cause with written notice and a termination payment to Dalsem.

(d)     Purchase Commitments

There were no purchase commitments that were unrecorded at March 31, 2021 and December 31, 2020, respectively.

(8)   Commitments and Contingencies

(a)   Equilibrium Transactions

On April 15, 2019, the Company entered into a mortgage loan with Equilibrium, a related party, to finance the purchase of land from a third party in Morehead, Kentucky (the “Morehead Land”). The loan had a principal balance of $3,481,222 and bore interest at 8.00% per year.

On May 13, 2019, the Company entered a series of agreements with Equilibrium, resulting in the sale of the legal entity that was established to purchase the Morehead Land. The net assets of the entity sold to Equilibrium included the land, related permitting and the mortgage note owed to Equilibrium. On that same date, the Company also entered into a Master Lease Agreement (the “Master Lease Agreement”) with Morehead Farm LLC (“Morehead Farm”) for an indoor controlled agriculture facility on a portion of the Morehead Land (the “Morehead Facility”). The Master Lease Agreement had an initial term of 20 years commencing at substantial completion of construction and included a ground lease for the Morehead Land. In October 2020, the Company took occupancy of the completed portion of the Morehead Facility, resulting in lease commencement under the Master Lease Agreement. Lease payments under the Master Lease Agreement consisted of a base rent calculated as a percentage of defined construction costs, certain non-lease costs and rent based on gross revenues generated from the Morehead Facility. Equilibrium maintains an option to sell, and the Company is required to purchase, any excess land not otherwise utilized by the construction of the Morehead Facility at a price equal to the original cost of acquisition. During the term of the Master Lease Agreement, the Company has a right of first refusal to purchase the Morehead Land. The Company has accounted for the transfer of the Morehead Land to Equilibrium in 2019 as a financing transaction.

On March 1, 2021, the Company closed on the Membership Interest Purchase and Sale Agreement with Equilibrium that was entered into in December 2020, pursuant to which it purchased from Equilibrium 100% of the membership interests in Morehead Farm (the “Membership Interest Purchase and Sale Agreement”). The purchase price for Morehead Farm was $125,000,055, which was equal to a multiple of Equilibrium’s cost to acquire, develop and construct the Morehead Facility. At closing, Morehead Farm, an Equilibrium subsidiary which owns the Morehead facility, became a wholly owned subsidiary of the Company. Concurrent with the closing of the Membership Interest Purchase and Sale Agreement, the Master Lease Agreement and ancillary agreements related thereto, were terminated.

At December 31, 2020, the Company maintains a finance lease liability with Equilibrium of $59,216,485 related to the completed portion of the Morehead Facility and a related right-of-use asset at cost of $56,747,769. At December 31, 2020, the Company also has construction-in-progress assets of $54,648,634, and a corresponding financing obligation of $58,795,309 with Equilibrium for the portion of the Morehead Facility that remains under construction. The Company controls the remaining Morehead Facility construction activities. The finance lease liability and financing obligation related to the Morehead Facility have been recorded within current liabilities in the accompanying Consolidated Balance Sheet at December 31, 2020, since the closing of the Membership Interest Purchase and Sale Agreement occurred within twelve months of the balance sheet date.

(b)   Other Leases

The Company’s other lease portfolio is primarily comprised of operating leases for offices. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on whether the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. Leases are classified as operating or finance leases at the commencement date of the lease.

Operating lease right-of-use assets, net and liabilities are recognized within the Consolidated Balance Sheets based on the present value of lease payments over the lease term. As the implicit rate is generally not readily determinable for most leases, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the estimated rate of interest that the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Leases may include renewal options, and the renewal option is included in the lease term if the Company concludes that it is reasonably certain that the option will be exercised. A certain number of the Company’s leases contain rent escalation clauses, either fixed or adjusted periodically for inflation of market rates, that are factored into the calculation of lease payments to the extent they are fixed and determinable at lease inception.

For the year ended December 31, 2020 and 2019, the Company recognized $168,955 and $70,129, respectively, of operating lease expense, including short-term lease expense and variable lease costs, which were immaterial. Rent expense is included in selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss.

The future minimum rental payments required under the leases for each year of the next five years ending December 31, and in the aggregate thereafter are as follows:

		Finance
		Lease
	Operating	with
	leases	Equilibrium
2021	$258,225	$59,446,868
2022	280,977	—
2023	270,112	—
2024	276,780	—
2025	264,928	—
2026 and thereafter	549,488	—
Total minimum payments required	1,900,510	59,446,868
Less: imputed interest costs(1)	(363,694)	(230,383)
Present value of net minimum lease payments(2)	$1,536,816	$59,216,485
Weighted-average imputed interest rate	6.29%	4.72%
Weighted-average remaining lease term	6.9	0.2
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)

Included in the Consolidated Balance Sheet as of December 31, 2020 as current lease liability with a related party of $59,216,485, current lease liability with other parties of $166,354, and noncurrent lease liability of $1,370,462.

Supplemental Consolidated Statement of Cash Flow information is as follows for the years ended December 31:

	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$96,104	$37,668
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$1,441,486	$160,948

(c)   Agreements with Dalsem

The Company entered into agreements with Dalsem Greenhouse Technology, B.V. (“Dalsem”) for the construction of new greenhouse facilities in Richmond, Kentucky and Berea, Kentucky on November 20, 2020 and December 11, 2020, respectively. Under terms of the agreements, Dalsem will provide certain services related to the design, engineering, procurement, construction, startup and testing of a greenhouse and certain ancillary facilities at each site. Total costs under the agreements are based on actual costs incurred by Dalsem and payments are due upon the completion of certain established project milestones, with a portion of each payment due in Euros and a portion due in U.S. dollars. Either party is entitled to terminate the agreements upon the occurrence of certain events of default and the Company is entitled to terminate the agreements if Dalsem fails to meet certain performance requirements. The Company may also terminate the agreements without cause with written notice and a termination payment to Dalsem.

(d)   Purchase Commitments

There were no purchase commitments that were unrecorded at December 31, 2020 and 2019.

Novus Capital Corp [Member]
COMMITMENTS

NOTE 7 — COMMITMENTS

Registration Rights

Pursuant to a registration of rights agreement entered into on May 19, 2020, the holders of the Founder Shares and Representative Shares, as well as the holders of the Private Warrants and any warrants that may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants and warrants issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or an aggregate of $3,500,000 (exclusive of any applicable finders’ fees which might become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in the Initial Public Offering that assist the Company in identifying and consummating a Business Combination. EarlyBirdCapital will also receive a cash fee equal to 1% of the consideration issued to the target business, if a Business Combination is consummated with a target business introduced by EarlyBirdCapital.

Merger Agreement

On September 28, 2020, the Company, Merger Sub, and AppHarvest entered into a business combination agreement and plan of reorganization (the “AppHarvest Business Combination Agreement”), pursuant to which AppHarvest will be merged with and into Merger Sub (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with AppHarvest surviving the Merger as a wholly owned subsidiary of the Company (the “Surviving Corporation”).

Immediately prior to the effective time of the Merger (the “Effective Time”), the Company shall assume certain convertible notes issued by AppHarvest after the date of the AppHarvest Business Combination Agreement and before the Effective Time with an aggregate principal balance up to $30,000,000 (the “Company Interim Period Convertible Notes”) and cause the outstanding principal and unpaid accrued interest due on such Company Interim Period Convertible Notes outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of Novus Common Stock at a purchase price of $9.50 per share, and such converted Company Interim Period Convertible Notes will no longer be outstanding and will cease to exist. All of the Company Interim Period Convertible Notes converted into shares of Novus Common Stock shall no longer be outstanding and shall cease to exist, any liens securing obligations under the Company Interim Period Convertible Notes shall be released and each holder of Company Interim Period Convertible Notes shall thereafter cease to have any rights with respect to such securities.

At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, AppHarvest or the holders of any of AppHarvest’s securities, each share of AppHarvest Common Stock issued and outstanding immediately prior to the Effective Time (including shares of AppHarvest Common Stock resulting from the conversion of AppHarvest Preferred Stock and each AppHarvest restricted share) will be canceled and converted into the right to receive the number of shares of the Company’s common stock (“Novus Common Stock”) equal to the quotient obtained by dividing (a) 50,000,000 by (b) the total number of shares of AppHarvest Common Stock outstanding immediately prior to the Effective Time, expressed on a fully-diluted and as-converted to AppHarvest Common Stock basis, and including, without limitation or duplication, the number of shares of AppHarvest Common Stock issuable upon conversion of the AppHravest Preferred Stock, AppHarvest restricted shares, the number of shares of AppHarvest Common Stock subject to unexpired, issued and outstanding AppHarvest RSUs, AppHarvest Options or any other AppHarvest Share Award and the number of shares of AppHravest Common Stock issuable with respect to any issued and outstanding Company Interim Securities, excluding any shares issuable upon the conversion of up to $30 million in aggregate principal amount of Company Interim Period Convertible Notes (the “Exchange Ratio”); provided, however, that each share of Novus Common Stock issued in exchange for AppHarvest restricted shares shall be subject to the terms and conditions giving rise to a substantial risk of forfeiture that applied to such AppHarvest restricted shares immediately prior to the Effective Time to the extent consistent with the terms of such AppHarvest restricted shares.

On September 28, 2020, the Company executed Subscription Agreements with subscribers for the sale of an aggregate of 37,500,000 shares of the Company’s common stock at a purchase price of $10.00 per share for aggregate gross proceeds of $375.0 million, in a private placement (the “PIPE”). The closing of the PIPE will occur contemporaneously with the consummation of the Merger.

The Proposed Transactions will be consummated after the required approval by the stockholders of the Company and the satisfaction of certain other conditions as further described in the AppHarvest Business Combination Agreement (see Note 9).